Interest Rate Swap and Freestanding Derivative (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Interest Rate Swap Designated as a Cash Flow Hedge
The Company had the following interest rate swap designated as a cash flow hedge:

As of June 30, 2023
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$10,788,441	$1,338,801	3.887%	1 Month LIBOR + 2.5%

As of December 31, 2022
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$11,110,484	$1,407,135	3.887%	1 Month LIBOR + 2.5%

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule of Interest Rate Swap Designated as a Cash Flow Hedge
The Company had the following interest rate swap designated as a cash flow hedge:

As of December 31, 2022
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$11,110,484	$1,407,135	3.887%	1 Month LIBOR + 2.5%

As of December 31, 2021
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$11,754,570	$25,482	3.887%	1 Month LIBOR + 2.5%